SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segmented Information Tables
Schedule of Condensed Consolidated Interim Statements of Operations

	2017	2016	2015

Silver	$20,158,591	$20,979,097	$13,251,865
Gold	8,226,824	6,837,729	4,763,903
Copper	10,131,051	7,000,145	44,308
Penalties, treatment costs and refining charges	(5,157,825)	(4,711,635)	(3,135,278)
Total revenue from mining operations	$33,358,641	$30,105,336	$14,924,798

Schedule of revenues from customers

	2017	2016	2015

Customer #1	$24,845,362	$19,245,936	$-
Customer #2	7,451,519	6,318,713	-
Customer #3	1,061,760	4,540,687	6,705,786
Customer #4	-	-	5,619,686
Customer #5	-	-	2,599,326
Total revenue from mining operations	$33,358,641	$30,105,336	$14,924,798

Schedule of Geographical Information of company’s non-current assets

	December 31, 2017	December 31, 2016	January 1, 2016
Exploration and evaluation assets - Mexico	$9,034,105	$7,978,841	$15,241,740
Exploration and evaluation assets - Canada	34,303,765	22,812,895	14,654,918
Total exploration and evaluation assets	$43,337,870	$30,791,736	$29,896,658

	December 31, 2017	December 31, 2016	January 1, 2016
Plant, equipment and mining properties - Mexico	$28,627,706	$24,240,545	$17,583,469
Plant, equipment and mining properties - Canada	3,323,899	3,498,202	1,009,763
Total plant, equipment and mining properties	$31,951,605	$27,738,747	$18,593,232